Schedule of statements of operations for the company’s reporting segments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating expenses:
General and administrative	$ 1,350,742	$ 462,121
Salaries, benefits, contractor costs	12,820,835	8,894,422
Marketing and commissions	18,471,073	19,136,253
Professional fees	1,158,597	1,284,994
Product and technology development	2,277,688	1,345,309
Depreciation and amortization	1,345,798	788,106
Total operating expenses	37,970,814	32,626,009
Net loss from operations	(19,997,067)	(16,550,543)
Other expense:
Interest (income)/expense	(1,176,502)	(1,309,997)
Foreign currency loss (gain)	(1,642,827)	(853,714)
Net loss before income taxes	(27,033,898)	(24,110,502)
Income tax benefit (expense)	488,940	222,099
Net loss	(26,544,958)	(23,888,403)
Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	17,973,748	16,075,466
Operating expenses:
General and administrative	1,350,742	501,795
Salaries, benefits, contractor costs	12,820,835	8,894,422
Marketing and commissions	18,471,073	19,136,253
Travel	546,080	714,804
Professional fees	1,158,597	1,284,994
Product and technology development	2,277,689	1,345,309
Depreciation and amortization	1,345,798	788,106
Total operating expenses	37,970,814	32,665,683
Net loss from operations	(19,997,066)	(16,590,217)
Other expense:
Interest (income)/expense	(1,176,502)	(1,309,997)
Gain on Debt Extinguishment	3,838,715
Loss from change in fair-value of convertible Shareholder loans	(232,041)	(5,356,574)
Stock based Compensation	(7,824,176)
Foreign currency loss (gain)	(1,642,827)	(853,714)
Net loss before income taxes	(27,033,896)	(24,110,502)
Income tax benefit (expense)	488,940	222,099
Net loss	(26,544,958)	(23,888,403)
NIGERIA | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	15,457,806	10,318,932
Operating expenses:
General and administrative	145,310	31,602
Salaries, benefits, contractor costs	600,668	218,575
Marketing and commissions	15,475,641	10,619,231
Travel	105,972	119,395
Professional fees	1,042	61,008
Product and technology development
Depreciation and amortization
Total operating expenses	16,328,633	11,049,811
Net loss from operations	(870,826)	(730,879)
Other expense:
Interest (income)/expense		(191,703)
Gain on Debt Extinguishment
Loss from change in fair-value of convertible Shareholder loans
Stock based Compensation
Foreign currency loss (gain)	11	61
Net loss before income taxes	(870,815)	(922,521)
Income tax benefit (expense)
Net loss	(870,815)	(922,521)
ARGENTINA | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	51,925	4,099,199
Operating expenses:
General and administrative	117,427	131,735
Salaries, benefits, contractor costs	545,208	110,301
Marketing and commissions	67,542	5,587,032
Travel		2,825
Professional fees		114,768
Product and technology development	23,200
Depreciation and amortization
Total operating expenses	753,377	5,946,661
Net loss from operations	(701,452)	(1,847,462)
Other expense:
Interest (income)/expense	(34,273)	(120,824)
Gain on Debt Extinguishment
Loss from change in fair-value of convertible Shareholder loans
Stock based Compensation
Foreign currency loss (gain)		262,121
Net loss before income taxes	(735,725)	(1,706,165)
Income tax benefit (expense)
Net loss	(735,725)	(1,706,165)
UNITED KINGDOM | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue
Operating expenses:
General and administrative	767,257	123,513
Salaries, benefits, contractor costs	9,370,158	6,335,251
Marketing and commissions	259,819	1,075,680
Travel	439,595	587,617
Professional fees	955,276	590,451
Product and technology development	2,240,960	1,344,937
Depreciation and amortization	1,345,798	788,106
Total operating expenses	15,378,863	10,845,555
Net loss from operations	(15,378,863)	(10,845,555)
Other expense:
Interest (income)/expense	(1,141,686)	(994,313)
Gain on Debt Extinguishment	3,838,715
Loss from change in fair-value of convertible Shareholder loans	(232,041)	(5,356,574)
Stock based Compensation	(7,824,176)
Foreign currency loss (gain)	(1,649,570)	(1,110,654)
Net loss before income taxes	(22,387,621)	(18,307,096)
Income tax benefit (expense)	488,527	222,099
Net loss	(21,899,095)	(18,084,997)
Other [Member] | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,464,016	1,657,335
Operating expenses:
General and administrative	320,749	214,945
Salaries, benefits, contractor costs	2,304,801	2,230,295
Marketing and commissions	2,668,071	1,854,310
Travel	512	4,967
Professional fees	202,279	518,767
Product and technology development	13,530	372
Depreciation and amortization
Total operating expenses	5,509,941	4,823,656
Net loss from operations	(3,045,925)	(3,166,321)
Other expense:
Interest (income)/expense	(543)	(3,157)
Gain on Debt Extinguishment
Loss from change in fair-value of convertible Shareholder loans
Stock based Compensation
Foreign currency loss (gain)	6,731	(5,242)
Net loss before income taxes	(3,039,737)	(3,174,720)
Income tax benefit (expense)	(413)
Net loss	$ (3,039,323)	$ (3,174,720)